Business Segment Information - Summary of Revenues Attributed to a Geographic Region Based on the Location of the Customer (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 45,904	$ 15,531	$ 10,047	$ 9,744	$ 7,808	$ 5,113	$ 5,406	$ 4,992	$ 5,027	$ 68,942	$ 17,552	$ 43,130	$ 20,538	$ 12,644
CANADA [Member]
Segment Reporting Information [Line Items]
Revenues	30,329			9,399						47,331	17,012	40,209	19,775	$ 12,644
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues	4,845			$ 345						6,656	$ 540	$ 2,921	$ 763
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	$ 10,730									$ 14,955